Basic and diluted net (loss) income per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net (loss)/income	$ 21,347	$ 1,108	$ (14,140)
Less: net loss attributable to the non-controlling interests	(116)	(83)	(300)
Net (loss)/income attributable to Xunlei Limited's common shareholders for basic net (loss)/income per share calculation	21,463	1,191	(13,840)
Net (loss)/income attributable to Xunlei Limited's common shareholders for dilutive net (loss)/income per share calculation	21,463	1,191	(13,840)
Net (loss)/income attributable to Xunlei Limited	21,463	1,191	(13,840)
Numerator of basic net (loss)/income per share	21,463	1,191	(13,840)
Numerator of diluted net (loss)/income per share	$ 21,463	$ 1,191	$ (13,840)
Denominator:
Denominator for basic net (loss)/income per share weighted average shares outstanding	336,040,378	334,707,559	337,429,601
Dilutive effect of restricted share units	195,123	1,262,221
Denominator for diluted net (loss)/income per share	336,235,501	335,969,780	337,429,601
Basic	$ 0.0639	$ 0.0036	$ (0.0410)
Diluted	$ 0.0638	$ 0.0035	$ (0.0410)